Supplemental disclosure on the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Information
Schedule Of Cash Flow Supplemental Disclosures Table Text Block
(In thousands)	2017	2016	2015

Income taxes paid	$2,433	$3,763	$7,152
Interest paid	221,432	212,353	193,503
Non-cash activities:
Loans transferred to other real estate	82,035	117,334	136,368
Loans transferred to other property	27,407	28,614	36,106
Total loans transferred to foreclosed assets	109,442	145,948	172,474
Financed sales of other real estate assets	11,237	15,452	24,104
Financed sales of other foreclosed assets	8,435	17,351	22,745
Total financed sales of foreclosed assets	19,672	32,803	46,849
Transfers from loans held-in-portfolio to loans held-for-sale	2,472	7,249	65,063
Transfers from loans held-for-sale to loans held-in-portfolio	1,705	5,947	17,065
Transfers from trading securities to available-for-sale securities	-	-	63,645
Loans securitized into investment securities[1]	462,033	775,612	1,088,121
Trades receivables from brokers and counterparties	7,514	46,630	78,759
Trades payable to brokers and counterparties	2	102	6,150
Receivables from investments securities	70,000	-	-
Recognition of mortgage servicing rights on securitizations or asset transfers	7,661	10,884	13,460
Interest capitalized on loans subject to the temporary payment moratorium	46,944	-	-
Loans booked under the GNMA buy-back option	790,942	91,255	58,568
[1]	Includes loans securitized into trading securities and subsequently sold before year end.